Risks and Concentration - Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Equity interest acquired	100.00%
Third Party Advertising Agent
Concentration Risk [Line Items]
Equity interest acquired	100.00%
Total consideration	¥ 15,000,000
Customer Concentration Risk
Concentration Risk [Line Items]
Concentration of revenues percentage		0
Total Net Revenue | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration of revenues percentage			44.00%	70.00%
Maximum | Total Net Revenue | Customer Concentration Risk | Third Party Advertising Agent
Concentration Risk [Line Items]
Concentration of revenues percentage			26.00%
Maximum | Unfavorable Regulatory Action | Internet Audio-Visual Program Transmission License
Concentration Risk [Line Items]
Fine to be paid for lack of license		¥ 30,000
Maximum | Unfavorable Regulatory Action | Internet News License
Concentration Risk [Line Items]
Fine to be paid for lack of license		30,000
Minimum | Total Net Revenue | Customer Concentration Risk | Third Party Advertising Agent
Concentration Risk [Line Items]
Concentration of revenues percentage			13.00%
Minimum | Unfavorable Regulatory Action | Internet News License
Concentration Risk [Line Items]
Fine to be paid for lack of license		¥ 10,000